DEPOSITS (Narrative) (Details) - Interest Rate Swap [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Derivative [Line Items]
Derivative notional amount	$ 8,700
Derivative instrument fixed interest rate percentage	7.95%
Derivative maturity date	Dec. 31, 2021
Hedging amount	$ 1,455
Shekels [Member]
Derivative [Line Items]
Derivative notional amount	$ 34,200
Derivative instrument fixed interest rate percentage	6.70%